Business combinations - Acquisition of Business Agility Consulting - Narrative (Details) - Business Agility Consulting BAC		5 Months Ended
	Feb. 08, 2022 GBP (£) shares £ / shares	Jun. 30, 2022 GBP (£)
Disclosure of detailed information about business combination [line items]
Initial cash consideration	£ 5,400,000
Fair value of equity consideration	£ 1,505,000
Share price (in GBP per share) | £ / shares	£ 94.80
Fair value of deferred consideration	£ 1,225,000
Contingent consideration payment period	20 months
Deferred consideration, settled		£ 200,000
Fair value of contingent consideration	£ 6,901,000
Deferred tax liability	296,000
Intangible assets - Client relationships	1,240,000
Goodwill expected to be deductible for tax purposes	£ 0
Forecast
Disclosure of detailed information about business combination [line items]
Contingent consideration, payout, in percentage	95.00%
Restricted share unit
Disclosure of detailed information about business combination [line items]
Aggregate fair value of other equity instruments granted	£ 1,500,000
Client relationship
Disclosure of detailed information about business combination [line items]
Deferred tax liability	300,000
Intangible assets - Client relationships	1,200,000
Tax base of intangible assets	£ 0
Maximum
Disclosure of detailed information about business combination [line items]
Vesting period		4 years
Minimum
Disclosure of detailed information about business combination [line items]
Vesting period		3 years
Class A ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares	15,874